UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund I General Partner, LLC
           ---------------------------------------------------
Address:   280 Park Avenue, 41st Floor
           ---------------------------------------------------
           New York, New York 10017
           ---------------------------------------------------

           ---------------------------------------------------

Form 13F File Number:  028-12038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
           --------------------------------------------------
Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/PETER W. MAY             New York, New York            2/13/09
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:              20
                                               -------------

Form 13F Information Table Value Total:         $  35,305
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name


01     28-11639                    Nelson Peltz

02     28-11640                    Peter W. May

03     28-11641                    Edward P. Garden

                           FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN 2       COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------       --------   --------            --------          --------      --------        --------
                                                    VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                    ----------------
NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE  SHARED  NONE
--------------         --------------    -----     --------     -------    ---  ----    ----------     --------   ----  ------  ----
Wendys Arbys Group Inc.     COM         950587105   9,481     1,919,315     SH            Defined        1,2,3        1,919,315

Heinz HJ Co.                COM         423074103   9,661       256,938     SH            Defined        1,2,3          256,938

Chemtura Corp.              COM         163893100     430       307,098     SH            Defined        1,2,3          307,098

Tiffany & Co. NEW           COM         886547108   5,000       211,603     SH            Defined        1,2,3          211,603

Kraft Foods Inc.            CL A        50075N104   5,798       215,951     SH            Defined        1,2,3          215,951

Trian Acquisition I Corp.   COM         89582E108     963       108,098     SH            Defined        1,2,3          108,098

Trian Acquisition I Corp.   W Exp       89582E116      13        54,884     SH            Defined        1,2,3           54,884
                            01/23/201

Trian Acquisition I Corp.   Unit        89582E207     138        15,025     SH            Defined        1,2,3           15,025
                            99/99/9999

Philip Morris Intl Inc.     COM         718172109   1,062        24,412     SH            Defined        1,2,3           24,412

Lorillard Inc.              COM         544147101     391         6,935     SH            Defined        1,2,3            6,935

Dr Pepper Snapple
   Group Inc.               COM         26138E109   1,436        88,351     SH            Defined        1,2,3           88,351

Stoneleigh Partners
   Acqus Co                 COM         861923100       2          297      SH            Defined        1,2,3              297

SP Acquisition Holdings Inc COM         78470A104       5           496     SH            Defined        1,2,3              496

CKE Restaurants Inc         COM         12561E105     417        48,061     SH            Defined        1,2,3           48,061

Krispy Kreme Donuts Inc     COM         501014104      55        32,757     SH            Defined        1,2,3           32,757

Proshares TR                PSHS ULT    74347R297     428        11,331     SH            Defined        1,2,3           11,331
                            20YRS

Proshares TR                PSHS ULSHT  74347R313       6           119     SH            Defined        1,2,3              119
                            7-10Y

Sapphire Industrials Corp   COM         80306T109       7           731     SH            Defined        1,2,3              731

Global Consumer Acqst Corp  COM         378983100       4           403     SH            Defined        1,2,3              403

Alternative Asset
   Mgmt Acqu                COM         02149U101       8           859     SH            Defined        1,2,3              859
